SHAREHOLDERS' EQUITY (Summary of Activities Relating to Company's RSUs Granted to Employees) (Details) - RSUs [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Number of RSUs
Outstanding - beginning of the year | shares	120,786
Granted | shares	11,100
Exercised | shares	(39,520)
Forfeited | shares	(7,642)
Outstanding - end of the year | shares	84,724
RSUs exercisable at the end of the year | shares
Vested and expected to vest | shares	84,724
Weighted average fair value
Outstanding - beginning of the year | $ / shares	$ 16.90
Granted | $ / shares	11.21
Exercised | $ / shares	19.23
Forfeited | $ / shares	14.55
Outstanding - end of the year | $ / shares	15.30
RSUs exercisable at the end of the year | $ / shares
Vested and expected to vest | $ / shares	$ 15.30
Aggregate intrinsic value
Outstanding - beginning of the year | $	$ 1,556
Outstanding - end of the year | $	1,091
RSUs exercisable at the end of the year | $
Vested and expected to vest | $	$ 1,091